Debt (Details Narrative) (10-K) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Proceeds from short-term debt	$ 75,000			$ 200,000
Proceeds from convertible promissory note				140,000
Interest expense				30,000
Cash payment				230,000
Debt discount				2,600,000
Interest expense amortized		$ 703,511	$ 1,892,791	6,152,329	$ 1,052,523
Convertible Note [Member]
Interest expense				119,931
Interest expense amortized				374,000
Prepayment penalties				493,931
Convertible Promissory Note One [Member]
Proceeds from convertible promissory note				140,000
Convertible Promissory Note Two [Member]
Proceeds from convertible promissory note				100,000
Convertible Promissory Note Three [Member]
Proceeds from convertible promissory note				125,000
Short-term Debt One [Member]
Proceeds from short-term debt				100,000
Short-term Debt Two [Member]
Proceeds from short-term debt				100,000
Derivative Instrument [Member]
Interest expense				945,060
Debt discount				$ 374,000